Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Current Assets	$ 42,419	$ 22,833
Non-current Assets	330,373	342,492
Current Liabilities	86,429	36,304
Non-current Liabilities	116,636	193,368
Net assets	372,792	365,325
Book value of controlling interests	10,874	34,259
Revenues	32,085	21,282	$ 34,868
Net income / (loss)	34,892	(61,641)	58,461
Cash of Operating activities	12,677	2,389	76,630
Cash of investing activities	11,195	110,455	112,306
Cash of financial activities	(13,663)	(79,234)	(199,697)
Net (decrease) / increase in cash and cash equivalents	10,209	33,610	$ (10,761)
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Statement [Line Items]
Revenues	3,766	3,230
Net income / (loss)	(1,129)	(3,754)
Cash of Operating activities	2,415	1,428
Cash of investing activities	(292)	(391)
Cash of financial activities	(2,112)	(1,123)
Net (decrease) / increase in cash and cash equivalents	11	(86)
Dividends distribution to non-controlling shareholders	$ 0	$ 0
Panamerican Mall S.A [Member]
Statement [Line Items]
Direct interest of non-controlling interest %	20.00%	20.00%
Direct interest of controlling interest	80.00%	80.00%
Current Assets	$ 760	$ 973
Non-current Assets	64,049	59,599
Current Liabilities	2,054	3,050
Non-current Liabilities	15,344	17,882
Net assets	42,961	44,090
Book value of non-controlling interests	8,592	8,818
Book value of controlling interests	$ 34,369	$ 35,272